Related Party Transactions	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
11.  Related Party Transactions

On April 4, 2017, the Company completed a private placement of its common stock, selling 3,765,000 shares at $1.00 per share, for total gross proceeds of $3,765,000. In connection with the offering, the Company paid $188,250 and issued 162,000 shares of common stock to MDB Capital Group LLC, which acted as placement agent.

Mr. Christopher Marlett, a director of the Company, is also the Chief Executive Officer of MDB. Mr. Gary Schuman, who was the Chief Financial Officer of the Company until May 15, 2017, is also the Chief Financial Officer and Chief Compliance Officer of MDB. The Company compensates Mr. Schuman for his services at the rate of $3,000 per month. Mr. Robert Levande, who is director of the Company, is also a senior managing director of MDB.

11.  Related Party Transactions

The Parent entered into an Investment Banking Advisory Services agreement in November 2007 with MDB Capital Group LLC (“MDB”), and the parties extended the agreement indefinitely in April 2009. The agreement terminated on completion of the Recapitalization.  Under the agreement, MDB acted as an advisor to the Parent in connection with the Recapitalization. At the closing of the Recapitalization, the Parent paid MDB a cash fee of $54,299 (including $4,299 to reimburse MDB’s expenses in connection with the Recapitalization) and issued to MDB and its designees, Mr. Christopher A. Marlett, Robert Levande, and Mr. Schuman, a 5-year warrants to purchase an aggregate of 1,169,607 shares of Common Stock, with an exercise price of $0.20 per share, representing 5% of the number of shares of the Parent  on a fully diluted basis immediately after the Closing. The fair value of the warrants using Black Scholes Option Pricing model was determined to be $744,105.  These amounts were recorded in the financial statements of the Parent prior to the Recapitalization.

On April 4, 2017, the Company completed a private placement of its common stock, selling 3,765,000 shares at $1.00 per share, for total gross proceeds of $3,765,000.  In connection with the offering, the Company paid $188,250 and issued 162,000 shares of common stock to MDB Capital Group LLC, which acted as placement agent.

Mr. Christopher Marlett, a director of the Company, is also the Chief Executive Officer of MDB. Mr. Gary Schuman, who is the Chief Financial Officer of the Company, is also the Chief Financial Officer and Chief Compliance Officer of MDB.  The Company compensates Mr. Schuman for his services at the rate of $3,000 per month.  Mr. Robert Levande, who is director of the Company, is also a senior managing director of MDB, Mr. Levande was compensated $6,250 in 2016 (from the date of the Recapitalization through December 31, 2016), which was paid in a combination of cash and shares of Common Stock.

Prior to and interdependent upon the closing of the Recapitalization, the Parent provided a series of advances for an aggregated amount of approximately $735,000 to the Subsidiary under a promissory note (the “Term Note”). The Term Note was guaranteed by MDB in the amount of $150,000 and Mr. Heckman in the amount of $350,000 and secured by a mortgage held by the Parent on certain properties owned by Mr. Heckman located in the State of Washington and the Province of British Columbia (“Mortgage”). At the Closing of the Recapitalization, the Term Note was cancelled and the Personal Guarantee, the Mortgage and the MDB Guarantee were terminated.

On August 17, 2016 the Subsidiary borrowed $35,000 from a shareholder on demand. This loan was non-interest bearing and repaid on September 16, 2016 with proceeds from a loan from Integrated.